UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	Matthew A. Swendiman Graydon Head 15 West Center Street Lawrenceburg, IN 47025

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

	Monteagle Fixed Income Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Value

CORPORATE BONDS - 44.75%

Agriculture - 0.96%
500,000	Philip Morris International, 2.50%, 08/22/2022	$ 493,754

Banks - 9.00%
500,000	Goldman Sachs Group, 5.95%, 01/18/2018	522,608
500,000	JPMorgan Chase & Co., 6.00%, 01/15/2018	523,359
500,000	JPMorgan Chase & Co., 4.35%, 08/15/2021	535,425
500,000	Manufacturers & Trader Trust, 1.45%, 03/07/2018	498,903
500,000	Northern Trust Corp., 2.35%, 08/02/2022	496,743
500,000	PNC Funding Corp., 4.375%, 08/11/2020	535,400
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	499,976
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	500,230
500,000	Westpac Banking Corp., 2.00%, 08/14/2017	502,599
		4,615,243
Beverages - 1.60%
750,000	Anheuser-Busch InBev, 5.375%, 01/15/2020	819,345

Computers - 3.14%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	1,011,947
600,000	IBM Corp., 1.25%, 02/08/2018	599,256
		1,611,203
Diversified Financial Services - 0.50%
250,000	CME Group, Inc., 3.00%, 09/15/2022	256,319

Electric - 2.65%
500,000	Duke Energy Florida LLC, 4.55%, 04/01/2020	535,850
770,000	Georgia Power Co., 4.25%, 12/01/2019	821,287
		1,357,137
Electrical Component & Equipment - 1.68%
20,402	Emerson Electric Co., 5.125%, 12/01/2016	249,985
625,000	Honeywell International, 1.85%, 11/01/2021	610,078
		860,063
Engineering & Construction - 0.70%
350,000	Fluor Corp., 3.50%, 12/15/2024	357,488

Healthcare - Products - 1.99%
750,000	Becton Dickinson & Co., 3.125%, 11/08/2021	766,270
250,000	Medtronic, Inc., 3.125%, 03/15/2022	256,444
		1,022,714
Insurance - 2.55%
500,000	Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	511,339
750,000	Chubb Corp., 5.75%, 05/15/2018	794,403
		1,305,742
Machinery - Diversified - 1.56%
750,000	Deere & Co., 4.375%, 10/16/2019	800,677

Metal Fabricate & Hardware - 0.96%
500,000	Precision Castparts Corp., 2.50%, 01/15/2023	492,620

Metalworking & Machinery & Equipment - 3.05%
250,000	3M Co., 1.00%, 06/26/2017	250,302
250,000	3M Co., 2.00%, 06/26/2022	244,874
500,000	General Electric Co., 5.55%, 05/04/2020	555,316
500,000	General Electric Co., 3.15%, 09/07/2022	513,575
		1,564,067
Oil & Gas - 3.19%
250,000	BP Capital Markets, Plc, 4.75%, 03/10/2019	265,302
500,000	BP Capital Markets, Plc, 2.50%, 11/06/2022	485,253
200,000	Chevron Corp., 2.566%, 05/16/2023	196,639
200,000	Chevron Corp., 2.954%, 05/16/2026	195,635
250,000	Shell International Finance BV, 1.125%, 08/21/2017	249,976
250,000	Shell International Finance BV, 2.375%, 08/21/2022	244,969
		1,637,774
Oil & Gas Services - 1.47%
750,000	Halliburton Co., 2.00%, 08/01/2018	751,358

Pharmaceuticals - 2.01%
500,000	AstraZeneca Plc, 1.95%, 09/18/2019	500,731
500,000	GlaxoSmithKline Capital, Inc., 5.65%, 05/15/2018	528,448
		1,029,179
Retail - 0.98%
250,000	Costco Wholesale Corp., 1.125%, 12/15/2017	250,174
250,000	Costco Wholesale Corp., 1.70%, 12/15/2019	250,298
		500,472
Semiconductors - 2.66%
350,000	Intel Corp., 1.35%, 12/15/2017	350,754
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	1,013,316
		1,364,070
Software - 0.96%
500,000	Oracle Corp., 2.50%, 10/15/2022	494,494

Telecommunications - 3.14%
750,000	AT&T, Inc., 5.80%, 02/15/2019	807,068
750,000	Cisco Systems, Inc., 4.95%, 02/15/2019	801,850
		1,608,918

TOTAL FOR CORPORATE BONDS (Cost $22,115,402) - 44.75%		22,942,637

REAL ESTATE INVESTMENT TRUSTS - 1.48%
750,000	Simon Property Group, 2.20%, 02/01/2019	756,600

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $752,478) - 1.48%		756,600

MORTGAGE-BACKED SECURITIES - 23.13%

Federal Home Loans Banks - 0.40%
210,000	Federal Home Loans Banks 2.375%, 03/13/2026	205,254

Federal Home Loans Mortgage Corp. - 8.67%
1,000,000	Federal Home Loans Mortgage Corp., 4.875%, 06/13/2018	1,057,486
175,000	Federal Home Loans Mortgage Corp., 5.00%, 12/14/2018	188,012
500,000	Federal Home Loans Mortgage Corp., 1.75%, 05/30/2019	505,303
350,035	Federal Home Loans Mortgage Corp., Pool #J19285 2.50%, 06/01/2027	351,924
221,595	Federal Home Loans Mortgage Corp., Pool #A94289 4.00%, 10/01/2040	233,223
155,564	Federal Home Loans Mortgage Corp., Pool #A947184 4.50%, 02/01/2041	168,287
260,977	Federal Home Loans Mortgage Corp., Pool #G07163 3.50%, 10/01/2042	269,058
291,875	Federal Home Loans Mortgage Corp., Pool #Q15767 3.00%, 02/01/2043	291,675
651,500	Federal Home Loans Mortgage Corp., Pool #G08618 4.00%, 12/01/2044	685,691
672,198	Federal Home Loans Mortgage Corp., Pool #G07961 3.50%, 03/01/2045	693,047
		4,443,706
Federal National Mortgage Associations - 13.14%
500,000	Federal National Mortgage Association 1.875%, 09/18/2018	506,533
750,000	Federal National Mortgage Association 2.625%, 09/06/2024	762,198
1,000,000	Federal National Mortgage Association 2.125%, 04/24/2026	952,315
55,601	Federal National Mortgage Association 2007-40, 5.50%, 05/25/2037	61,543
456	Federal National Mortgage Association Pool #725421 7.00%, 09/01/2017	458
339,171	Federal National Mortgage Association Pool #AL1869 3.00%, 06/01/2027	349,476
52,965	Federal National Mortgage Association Pool #545759 6.50%, 07/01/2032	61,146
27,178	Federal National Mortgage Association Pool #754289 6.00%, 11/01/2033	30,960
43,298	Federal National Mortgage Association Pool #882684 6.00%, 06/01/2036	49,205
1,225,243	Federal National Mortgage Association Pool #AB3690 4.00%, 10/01/2041	1,293,560
311,921	Federal National Mortgage Association Pool #AK3402 4.00%, 02/01/2042	328,745
208,587	Federal National Mortgage Association Pool #AO0763 4.00%, 04/01/2042	221,299
184,548	Federal National Mortgage Association Pool #AB8898 3.00%, 04/01/2043	184,840
360,035	Federal National Mortgage Association Pool #AB9238 3.00%, 05/01/2043	360,605
231,086	Federal National Mortgage Association Pool #AL7729 4.00%, 06/01/2043	244,326
243,708	Federal National Mortgage Association Pool #AU1619 3.50%, 07/01/2043	251,414
792,941	Federal National Mortgage Association Pool #AU3763 3.50%, 08/01/2043	818,015
238,148	Federal National Mortgage Association Pool #AL5097 4.50%, 09/01/2043	257,307
		6,733,945
Government National Association - 0.24%
74,979	Freddie Mac REMICS 5.00%, 08/15/2019	77,260
41,026	FHLMC-GNMA 15L 7.00%, 07/25/2023	46,155
		123,415
Government National Association - 0.69%
22,791	Government National Mortgage Association Pool #648337 5.00%, 10/15/2020	23,999
59,120	Government National Mortgage Association Pool #476998 6.50%, 07/15/2029	67,571
19,179	Government National Mortgage Association Pool #676516 6.00%, 02/15/2038	21,904
51,446	Government National Mortgage Association 2012-52 PM 3.50%, 12/20/2039	53,534
188,407	Government National Mortgage Association 2012-91 HQ 2.00%, 09/20/2041	186,914
		353,922

TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $11,969,809) - 23.13%		11,860,242

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 22.61%
250,000	United States Treasury Note Bond 4.75%, 08/15/2017	256,943
250,000	United States Treasury Note Bond 3.50%, 02/15/2018	257,539
250,000	United States Treasury Note Bond 1.50%, 08/31/2018	251,738
250,000	United States Treasury Note Bond 1.50%, 02/28/2019	251,709
250,000	United States Treasury Note Bond 1.75%, 09/30/2019	252,715
250,000	United States Treasury Note Bond 3.625%, 02/15/2020	266,719
750,000	United States Treasury Note Bond 2.625%, 08/15/2020	776,573
500,000	United States Treasury Note Bond 3.625%, 02/15/2021	538,242
250,000	United States Treasury Note Bond 2.25%, 03/31/2021	254,961
1,250,000	United States Treasury Note Bond 2.125%, 08/15/2021	1,264,600
750,000	United States Treasury Note Bond 2.00%, 11/15/2021	753,999
250,000	United States Treasury Note Bond 2.00%, 02/15/2022	250,820
2,000,000	United States Treasury Note Bond 1.75%, 05/15/2022	1,976,016
250,000	United States Treasury Note Bond 2.125%, 06/30/2022	251,543
2,000,000	United States Treasury Note Bond 1.625%, 08/15/2022	1,957,422
250,000	United States Treasury Note Bond 2.50%, 08/15/2023	255,127
750,000	United States Treasury Note Bond 2.75%, 11/15/2023	777,158
1,000,000	United States Treasury Note Bond 2.25%, 11/15/2024	996,641
		11,590,465

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $11,679,910) - 22.61%		11,590,465

SHORT TERM INVESTMENTS - 8.82%
4,523,490	Fidelity Prime Money Market Portfolio Class I, 0.26% **	4,523,490

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $4,523,4905) - 8.82%		4,523,490

TOTAL INVESTMENTS (Cost $51,649,680) *** - 100.79%		51,673,434

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.79%)		(406,972)

NET ASSETS - 100.00%		$ 51,266,462

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,649,680 amounted to $23,753, which consisted of aggregate gross unrealized appreciation of $363,677 and aggregate gross unrealized depreciation of $339,924.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,649,680 amounted to $23,753, which consisted of aggregate gross unrealized appreciation of $363,677 and aggregate gross unrealized depreciation of $339,924.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds	$ -	$ 22,942,637	$ -	$ 22,942,637
Real Estate Investsment Trusts	$ 756,600	$ -	$ -	$ 756,600
US Government & Agency Obligations	$ 0	$ 11,590,465	$ -	$ 11,590,465
Mortgage-Backed Securities	$ 0	$ 11,860,242	$ -	$ 11,860,242
Fidelity Money Market Portfolio Institutional Class	4,523,490	-	-	4,523,490
	$ 5,280,090	$ 46,393,344	$ -	$ 51,673,434

Monteagle Informed Investor Growth Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 46.05%

Banks - 4.00%
13,400	Citizens Financial Group, Inc.	$ 449,034

Commercial Banks - 7.59%
2,100	SVB Financial Group *	331,863
2,800	Synovus Financial Corp.	108,388
8,800	Western Alliance Bancorp *	411,136
		851,387
Diversified Financial Services - 4.00%
11,600	Charles Schwab Corp.	448,456

Entertainment - 1.72%
7,500	International Game Technology *	193,350

Healthcare Products - 3.15%
3,800	Align Technology, Inc. *	353,590

Internet - 2.57%
100	Amazon.com, Inc. *	75,057
1,800	Facebook, Inc. *	213,156
		288,213
Instruments For Measure & Testing of Electricity & Electric Signals - 0.96%
4,400	Teradyne, Inc.	107,272

Machinery-Construction & Mining - 3.06%
4,900	Oshkosh Corp.	343,000

Optical Instruments & Lenses - 1.85%
2,600	KLA Tencor Corp.	207,584

Retail - 3.34%
1,200	Burlington Stores, Inc. *	105,504
1,600	Domino's Pizza, Inc.	268,864
		374,368
Semiconductors - 8.94%
13,500	Applied Materials, Inc.	434,700
3,300	Microchip Technology, Inc.	218,394
3,800	NVIDIA Corp.	350,360
		1,003,454
Special Industry Machinery, NEC - 1.89%
2,000	LAM Research Corp.	212,040

State Commercial Banks - 2.99%
7,000	East West Bancorp, Inc.	335,160

TOTAL FOR COMMON STOCKS (Cost $4,920,727) - 46.05%		5,166,908

EQUITY FUNDS - 40.82%
5,600	PowerShares QQQ Trust Series 1 EFT	658,000
17,800	SPDR S&P 500 ETF Trust	3,922,764
		4,580,764

TOTAL FOR EQUITY FUNDS (Cost $4,562,821) - 40.82%		4,580,764

SHORT-TERM INVESTMENTS - 8.86%
994,167	Fidelity Prime Money Market Portfolio Class I, 0.26% **	994,167

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $994,167) - 8.86%		994,167

TOTAL INVESTMENTS (Cost $10,477,715) *** - 95.73%		10,741,839

OTHER ASSETS LESS LIABILITIES - 4.27%		479,490

NET ASSETS - 100.00%		$ 11,221,329

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,477,715 amounted to $264,124, which consisted of aggregate gross unrealized appreciation of $306,332 and aggregate gross unrealized depreciation of $42,208.

NOTES TO FINANCIAL STATEMENTS
Monteagle Informed Investor Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,477,715 amounted to $264,124, which consisted of aggregate gross unrealized appreciation of $306,332 and aggregate gross unrealized depreciation of $42,208.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 5,166,908	$ -	$ -	$ 5,166,908
Equity Funds	$ 4,580,764	$ -	$ -	$ 4,580,764
Short-Term Investments:	994,167	-	-	994,167
	$ 10,741,839	$ 0	$ -	$ 10,741,839

	Monteagle Quality Growth Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 92.68%

Aerospace & Defense- 5.61%
966	Boeing Co.	$ 145,441
2,593	Lockhead Martin Corp.	687,793
1,249	Northrop Grumman Corp. *	311,813
1,606	Raytheon Co.	240,161
		1,385,208
Agriculture - 0.97%
3,741	Altria Group, Inc.	239,162

Apparel - 1.55%
3,461	Hanesbrand, Inc.	80,399
1,733	Ralph Lauren Corp.	181,289
2,437	Nike, Inc.	122,021
		383,709
Banks - 0.68%
760	Goldman Sachs Group, Inc.	166,660

Beverages - 2.38%
14,528	Coca-Cola Co.	586,205

Biotechnology - 5.65%
1,333	Amgen, Inc.	192,045
651	Biogen Idec, Inc. *	191,440
4,406	Celgene Corp. *	522,155
6,626	Gilead Sciences, Inc.	488,336
		1,393,976
Chemicals - 2.43%
1,463	Albermarble Corp.	128,422
3,002	CF Industries Holdings, Inc.	86,878
673	Monsanto Co.	69,124
2,626	Praxair, Inc.	315,908
		600,332
Commercial Services - 1.42%
8,919	PayPal Holdings, Inc. *	350,338

Computers - 5.08%
10,171	Apple, Inc.	1,124,099
800	International Business Machines Corp.	129,776
		1,253,875
Cosmetics & Personal Care - 2.78%
6,999	Colgate-Palmolive Co.	456,545
2,953	The Estee Lauder Cos., Inc.	229,448
		685,993
Diversified Finance Services - 3.16%
3,618	Synchrony Financial	125,038
8,484	Visa, Inc. Class A	655,983
		781,021
Electrical Component & Equipment - 1.01%
5,288	AMETEK, Inc.	250,387

Electronics - 3.70%
4,290	Amphenol Corp.	292,835
7,391	Flir Systems, Inc.	265,411
2,133	Honeywell International, Inc.	243,034
3,944	Trimble Navigation, Ltd. *	111,181
		912,461
Food - 1.66%
2,585	McCormick & Co., Inc.	235,752
5,751	Whole Foods Market, Inc.	174,773
		410,525
Healthcare Products - 1.57%
3,452	Baxter International, Inc.	153,165
2,840	Edwards Lifesciences Corp. *	235,294
		388,459
Healthcare Services - 3.76%
2,112	Cigna Corp. *	284,571
4,066	UnitedHealth Group, Inc.	643,729
		928,300
Household Products & Wares - 1.07%
2,295	Clorox Co.	265,210

Internet - 9.34%
888	Alphabet, Inc. Class A *	688,981
511	Alphabet, Inc. Class C *	387,358
850	Amazon.com, Inc. *	637,985
5,738	eBay, Inc. *	159,574
3,638	Facebook, Inc. *	430,812
		2,304,710
Laboratory Analytical Instruments - 0.10%
185	Illumina, Inc. *	24,631

Machinery-Construction & Mining - 0.62%
1,604	Caterpillar, Inc.	153,278

Machinery-Diversified - 1.39%
1,895	Roper Industries, Inc.	343,203

Media - 6.67%
9,057	Comcast Corp. Class A	629,552
4,306	Dish Network Corp. *	247,380
7,762	Time, Inc.	125,744
6,483	Walt Disney Co. *	642,595
		1,645,271
Miscellaneous Manufacturing - 2.03%
2,910	3M Co.	499,763

Oil & Gas - 0.47%
568	Apache Corp.	37,460
522	Exxon Mobil Corp.	45,571
916	Range Resources Corp.	32,225
		115,256
Pharmaceuticals - 5.42%
385	Allergan Plc. *	74,806
5,085	Bristol-Myers Squibb Co.	286,997
3,388	Eli Lilly & Co.	227,403
2,095	Express Scripts Holding Co. *	158,969
5,285	Johnson & Johnson	588,221
		1,336,396
Retail - 10.79%
1,106	Costco Wholesale Corp.	166,022
6,979	CVS Caremark Corp.	536,615
7,110	Home Depot, Inc.	920,034
1,983	McDonald's Corp.	236,512
4,575	TJX Cos., Inc.	358,406
7,030	Yum! Brands, Inc.	445,632
		2,663,221
Semiconductors - 3.24%
2,391	NXP Semiconductors NV Co. *	237,067
8,260	Qualcomm, Inc.	562,754
		799,821
Software - 4.41%
14,094	Microsoft Corp.	849,304
4,352	Oracle Corp.	174,907
1,854	Twilio, Inc. *	62,888
		1,087,099
Telecommunications - 1.13%
5,589	Verizon Communications, Inc.	278,891

Transportation - 2.58%
1,633	FedEx Corp.	312,997
3,203	Union Pacific Corp.	324,560
		637,557

TOTAL FOR COMMON STOCKS (Cost $18,145,900) - 92.68%		22,870,918

REAL ESTATE INVESTMENT TRUSTS - 1.60%
854	American Tower Corp.	87,339
4,881	Welltower, Inc.	306,429

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $361,178) - 1.60%		393,768

SHORT TERM INVESTMENTS - 5.71%
1,409,375	Fidelity Prime Money Market Portfolio Class I, 0.26% **	1,409,375

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,409,375) - 5.71%		1,409,375

TOTAL INVESTMENTS (Cost $19,916,453) *** - 99.99%		24,674,061

OTHER ASSETS LESS LIABILITIES - 0.01%		3,561

NET ASSETS - 100.00%		$ 24,677,622

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,916,453 amounted to $4,757,608, which consisted of aggregate gross unrealized appreciation of $5,293,961 and aggregate gross unrealized depreciation of $536,353.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,916,453 amounted to $4,757,608, which consisted of aggregate gross unrealized appreciation of $5,293,961 and aggregate gross unrealized depreciation of $536,353.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 22,870,918	$ -	$ -	$ 22,870,918
Real Estate Investment Trusts	393,768			393,768
Short Term Investments	1,409,375	-	-	1,409,375
	$ 24,674,061	$ -	$ -	$ 24,674,061

	Monteagle Select Value Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 80.26%

Apparel - 3.98%
10,200	Michael Kors Holdings, Ltd. *	$ 474,198

Banks - 1.31%
7,400	Bank of America Corp.	156,288

Biotechnology - 3.28%
5,300	Gilead Sciences, Inc.	390,610

Chemicals - 2.42%
10,160	Mosaic Co.	288,544

Commercial Services - 0.16%
1,304	Quality Care Properties, Inc. *	19,560

Computers - 5.21%
9,750	Western Digital Corp.	620,685

Distribution & Wholesale - 1.93%
6,884	Fossil Group, Inc. *	230,063

Diversified Financial Services - 6.25%
2,180	CME Group, Inc.	246,144
15,600	Legg Mason, Inc.	497,640
		743,784
Energy-Alternative Sources - 3.60%
14,150	First Solar, Inc. *	429,028

Healthcare Services - 2.90%
2,426	Anthem, Inc.	345,778

Machinery-Construction & Mining - 3.74%
4,653	Caterpillar, Inc.	444,641

Machinery-Diversified - 2.75%
2,305	Cummins, Inc.	326,803

Media - 4.75%
13,971	Discovery Comm., Inc. *	378,474
5,000	Viacom, Inc.	187,400
		565,874
Mining - 3.50%
27,163	Freeport-McMoRan Copper & Gold, Inc. *	416,952

Miscellaneous Manufacturing - 1.89%
7,300	General Electric Co.	224,548

Office & Business Equipment - 3.78%
31,328	Pitney Bowes, Inc.	449,557

Oil & Gas - 3.08%
2,200	ConocoPhillips	106,744
20,100	Transocean Ltd. *	259,290
		366,034
Oil & Gas Services - 6.09%
6,513	Baker Hughes, Inc.	418,981
8,200	National Oilwell Varco, Inc.	306,352
		725,333
Petroleum Refining - 2.85%
5,513	Valero Energy Corp.	339,380

Pharmaceuticals - 5.72%
5,600	Cardinal Health, Inc.	397,656
7,732	Mylan NV *	283,068
		680,724
Retail - 11.05%
4,275	AutoNation, Inc. *	190,921
5,375	CVS Caremark Corp.	413,284
5,200	Gap, Inc.	129,844
3,385	Kohl's Corp.	182,215
4,375	Signet Jewelers Ltd.	399,394
		1,315,658

TOTAL FOR COMMON STOCKS (Cost $9,729,705) - 80.26%		9,554,042

REAL ESTATE INVESTMENT TRUSTS - 1.62%
6,520	HCP, Inc.	192,536

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $227,385) - 1.62%		192,536

SHORT TERM INVESTMENTS - 18.07%
2,150,605	Fidelity Prime Money Market Portfolio Class I, 0.26% **	2,150,605

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,150,605) - 18.07%		2,150,605

TOTAL INVESTMENTS (Cost $12,107,695) *** - 99.95%		11,897,183

OTHER ASSETS LESS LIABILITIES - 0.05%		5,975

NET ASSETS - 100.00%		$ 11,903,158

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,107,695 amounted to $210,512, which consisted of aggregate gross unrealized appreciation of $826,518 and aggregate gross unrealized depreciation of $1,037,030.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,107,695 amounted to $210,512, which consisted of aggregate gross unrealized appreciation of $826,518 and aggregate gross unrealized depreciation of $1,037,030.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 9,554,042	$ -	$ -	$ 9,554,042
Real Estate Investment Trusts	192,536			192,536
Short Term Investments	2,150,605	-	-	2,150,605
	$ 11,897,183	$ -	$ -	$ 11,897,183

	Monteagle Value Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 93.41%

Aerospace & Defense- 0.05%
400	Triumph Group, Inc.	$ 11,120

Auto Parts & Equipment - 2.13%
12,000	Cooper Tire & Rubber Co.	459,600

Chemicals - 9.41%
20,000	CF Industries Holdings, Inc.	578,800
7,900	Eastman Chemical Co.	593,448
18,800	Huntsman Corp.	366,224
19,000	Olin Corp.	494,000
		2,032,472
Computers - 3.74%
2,900	International Business Machines Corp.	470,438
8,400	Seagate Technology Plc.	336,840
		807,278
Distribution & Wholesale - 2.13%
79,558	Wolseley Plc. Jersey ADR	459,845

Diversified Financial Services - 1.39%
4,813	Macquarie Group, Ltd. ADR	301,149

Electrical Component & Equipment - 1.83%
30,000	Schneider Electric SA ADR *	396,000

Engineering & Construction - 2.28%
9,200	Fluor Corp.	492,292

Food - 5.07%
7,600	Cal-Maine Foods, Inc. *	309,320
28,000	Dean Foods Co.	556,080
13,000	Pilgrim's Pride Corp. *	228,930
		1,094,330
Forest Products & Paper - 4.88%
10,400	International Paper Co.	506,688
13,000	Schweitzer-Mauduit International, Inc.	546,520
		1,053,208
Home Builders - 2.49%
20,000	MDC Holdings, Inc.	537,600

Iron & Steel - 4.50%
23,000	Commercial Metals Co.	506,230
7,500	Nucor Corp.	466,425
		972,655
Miscellaneous Manufacturing - 9.62%
11,550	American Railcar Industries, Inc.	518,480
16,200	General Electric Co.	498,312
11,000	Textron, Inc.	506,330
20,000	Trinity Industries, Inc.	555,800
		2,078,922
Oil & Gas - 8.19%
5,000	Exxon Mobil Corp.	436,500
20,000	HollyFrontier Corp.	575,400
12,000	Marathon Oil Corp.	216,720
6,500	Phillips 66	540,020
		1,768,640
Oil & Gas Services - 2.02%
4,000	Sclumberger Ltd.	336,200
9,000	Steel Excel, Inc. *	100,800
		437,000
Pharmaceuticals - 9.95%
15,000	AstraZeneca Plc. *	392,100
9,147	Merck & Co., Inc.	559,705
15,000	Owens & Minor, Inc.	508,650
15,000	Pfizer, Inc.	482,100
10,000	Takeda Pharmaceutical Co., Ltd. ADR	206,800
		2,149,355
Retail - 4.45%
12,500	Coach, Inc.	454,875
12,000	Macy's, Inc.	506,400
		961,275
Semiconductors - 7.73%
17,000	Intel Corp.	589,900
33,750	Kulicke & Soffa Industries, Inc. *	520,762
8,200	Qualcomm, Inc.	558,666
		1,669,328
Telecommunications - 7.27%
20,000	AT&T, Inc.	772,600
31,000	FIH Mobile, Ltd. ADR *	198,090
12,000	Verizon Communications, Inc.	598,800
		1,569,490
Transportation - 4.29%
11,000	CSX Corp.	393,910
6,800	Ryder System, Inc.	532,440
		926,350

TOTAL FOR COMMON STOCKS (Cost $16,963,366) - 93.41%		20,177,909

REAL ESTATE INVESTMENT TRUSTS - 2.10%
17,100	Rayonier, Inc.	453,321

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $447,916) - 2.10%		453,321

SHORT TERM INVESTMENTS - 4.23%
914,253	Fidelity Prime Money Market Portfolio Class I, 0.26% **	914,253

TOTAL FOR SHORT TERM INVESTMENTS (Cost $914,253) - 4.23%		914,253

TOTAL INVESTMENTS (Cost $18,325,535) *** - 99.74%		21,545,483

OTHER ASSETS LESS LIABILITIES - 0.26%		56,272

NET ASSETS - 100.00%		$ 21,601,755

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,325,535 amounted to $3,219,948, which consisted of aggregate gross unrealized appreciation of $3,929,378 and aggregate gross unrealized depreciation of $709,430.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,325,535 amounted to $3,219,948, which consisted of aggregate gross unrealized appreciation of $3,929,378 and aggregate gross unrealized depreciation of $709,430.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 20,177,909	$ -	$ -	$ 20,177,909
Real Estate Investment Trusts	453,321			453,321
Short Term Investments	914,253	-	-	914,253
	$ 21,545,483	$ -	$ -	$ 21,545,483

	The Texas Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 98.89%

Airlines- 3.22%
3,759	American Airlines Group, Inc. *	$ 174,568
3,347	Southwest Airlines Co. *	156,004
		330,572
Auto Manufacturers - 1.57%
1,356	Toyota Motor Corp. ADR	160,727

Banks - 11.25%
2,302	Cullen/Frost Bankers, Inc.	189,478
4,641	First Financial Bankshares, Inc.	199,795
5,205	LegacyTexas Financial Group, Inc.	204,348
2,843	Prosperity Bancshares, Inc.	188,008
4,500	Southside Bancshares, Inc.	173,115
2,749	Texas Capital Bancshares, Inc. *	199,990
		1,154,734
Bererages - 1.31%
1,552	Dr Pepper Snapple Group, Inc.	134,620

Building Materials - 6.29%
11,795	Builders Firstsource, Inc. *	130,453
1,874	Eagle Materials, Inc.	182,153
1,054	Lennox International, Inc.	156,698
5,100	NCI Building Systems, Inc. *	85,170
1,600	US Concrete, Inc. *	90,960
		645,434
Chemicals - 3.18%
2,010	Celanese Corp.	159,433
2,824	Westlake Chemical Co.	167,096
		326,529
Computers - 3.08%
3,837	Cardtronics, Plc. *	189,816
2,299	Cognizant Technology Solutions Corp. *	126,629
		316,445
Distribution & Wholesale - 0.99%
3,047	Fossill Group, Inc. *	101,831

Diversified Financial Services - 1.26%
567	Alliance Data Systems Corp.	129,718

Electronics - 3.53%
7,120	Benchmark Electronic, Inc. *	201,852
5,458	National Instruments Corp.	160,847
		362,699
Entertainment - 2.40%
2,632	Cinemark Holdings, Inc.	104,859
2,463	Six Flags Entertainment Corp.	141,967
		246,826
Environmental Control - 3.13%
2,070	Waste Connections, Inc.	158,231
2,348	Waste Management, Inc.	163,233
		321,464
Food - 4.18%
9,700	Darling Ingredients, Inc. *	131,047
2,922	Sysco Corp.	155,596
4,702	Whole Foods Market, Inc.	142,894
		429,537
Healthcare Products - 2.83%
6,088	Integer Holdings Corp. *	171,986
2,540	Livanova, Plc. *	112,446
1,014	Nuvectra Corp. *	5,820
		290,252
Healthcare Services - 1.70%
3,278	Adeptus Health, Inc. *	27,470
2,300	US Physical Theraphy, Inc.	147,200
		174,670
Home Builders - 1.29%
4,795	Dr Horton, Inc.	132,917

Investment Companies - 1.59%
4,479	Main Street Capital Corp.	163,125

Iron & Steel - 1.20%
5,600	Commercial Metals Co.	123,256

Lodging - 0.97%
8,200	La Quinta Holdings, Inc. *	99,548

Machinery-Diversified - 1.44%
3,108	Flowserve Corp.	147,475

Media - 0.93%
1,600	Nexstar Broadcasting Group, Inc.	95,440

Miscellaneous Manufacturing - 3.31%
2,591	AZZ, Inc.	168,674
6,156	Trinity Industries, Inc.	171,075
		339,749
Oil & Gas - 14.08%
1,056	Anadarko Petroleum Corp.	73,022
1,317	Apache Corp.	86,856
3,290	Atwood Oceanics, Inc. *	31,123
2,483	Cabot Oil & Gas Corp.	54,924
1,620	Carrizo Oil & Gas, Inc. *	68,591
602	Cheniere Energy, Inc. *	24,598
860	Concho Resources, Inc. *	122,997
4,880	Denbury Resources, Inc. *	18,446
418	Diamonback Energy, Inc. *	45,081
622	EOG Resources, Inc.	63,767
673	Exxon Mobil Corp.	58,753
1,770	HollyFrontier Corp.	50,923
1,528	Marathon Oil Corp.	27,596
2,444	Matador Resources Co. *	65,108
5,114	Oasis Petroleum, Inc. *	76,557
2,049	Patterson-UTI Energy, Inc.	54,647
273	Pioneer Natural Resources Co.	52,154
2,270	Range Resources Corp.	79,859
1,499	RSP Permian, Inc. *	66,930
11,400	Southwestern Energy Co. *	129,390
562	Tesoro Corp.	45,719
500	Texas Pacific Land Trust *	148,655
		1,445,696
Oil & Gas Services - 4.55%
500	Baker Hughes, Inc.	32,165
1,030	Dril-Quip, Inc. *	58,246
969	Flotek Industries, Inc. *	13,043
1,846	FMC Technologies, Inc. *	63,244
4,871	Forum Energy Technologies, Inc. *	105,944
600	Halliburton Co.	31,854
1,638	National Oilwell Varco, Inc.	61,196
1,443	Oceaneering International, Inc.	38,456
750	Schlumberger Ltd.	63,038
		467,186
Pipelines - 1.66%
3,086	Kinder Morgan, Inc.	68,509
2,484	Spectra Energy Corp.	101,720
		170,229
Retail - 9.32%
1,700	Copart, Inc. *	93,024
3,713	Dave & Busters Entertainment, Inc. *	173,954
4,849	Fiesta Restaurant Group, Inc. *	138,924
4,850	GameStop Corp. Class A	119,746
1,991	Group 1 Automotive, Inc.	144,527
3,400	Michaels Cos., Inc. *	82,892
6,742	Rush Enterprises, Inc. *	203,946
		957,013
Semiconuctors - 5.07%
2,598	Cirrus Logic, Inc. *	142,890
8,026	Diodes, Inc. *	195,433
2,462	Texas Instruments, Inc.	182,016
		520,339
Software - 1.45%
997	Tyler Technologies, Inc. *	148,453

Telecommunications - 0.83%
2,200	AT&T, Inc.	84,986

Transportation - 1.28%
2,074	Kirby Corp. *	131,595

TOTAL FOR COMMON STOCKS (Cost $9,793,851) - 98.89%		10,153,065

SHORT TERM INVESTMENTS - 1.34%
137,903	Fidelity Prime Money Market Portfolio Class I, 0.26% **	137,903

TOTAL FOR SHORT TERM INVESTMENTS (Cost $137,903) - 1.34%		137,903

TOTAL INVESTMENTS (Cost $9,931,754) *** - 100.23%		10,290,968

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23%)		(23,895)

NET ASSETS - 100.00%		$ 10,267,073

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,931,754 amounted to $339,927, which consisted of aggregate gross unrealized appreciation of $1,362,775 and aggregate gross unrealized depreciation of $1,022,848.

ADR - American Depository Receipt

The Texas Fund
Schedule of Options Written
November 30, 2016 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

Dave & Busters Entertainment, Inc.
3700	January 2017 Call @ 40.00	28,675

	Total (Premiums Paid $9,387)	$ 28,675

NOTES TO FINANCIAL STATEMENTS
The Texas Fund
1. SECURITY TRANSACTIONS

At November 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,931,754 amounted to $339,927, which consisted of aggregate gross unrealized appreciation of $1,362,775 and aggregate gross unrealized depreciation of $1,022,848.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 10,153,065	$ -	$ -	$ 10,153,065
Short Term Investments	137,903	-	-	137,903
	$ 10,290,968	$ -	$ -	$ 10,290,968

Investments in Securities	Level 1	Level 2	Level 3	Total

Options Written	$ 28,675	$ -	$ -	$ 28,675
	$ 28,675	$ -	$ -	$ 28,675

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President

Date January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President

Date January 30, 2017